FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 4:       FAIR VALUE MEASUREMENT

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, on the consolidated balance sheet:

	December 31, 2019	June 30, 2020
	(U.S. $ in thousands)
	Level 2	Level 2
Assets:
Marketable securities	-	10,627
Foreign currency exchange derivative instrument	81	415
Total Financial Assets	$81	$11,042

Liabilities:
Foreign currency exchange derivative instruments	7	9
Total Financial Liabilities	$7	$9

The Company’s marketable securities are classified as Level 2 as these assets are valued using quoted market prices or alternative pricing sources and models utilizing observable market inputs.

The foreign currency exchange derivative instruments are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).

Other financial instruments consist mainly of cash and cash equivalents, restricted bank deposits, accounts receivable, accounts payable and other accounts payables. The fair value of these financial instruments approximates their carrying values.